COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
24	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ended December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2013	203,347	15,416	218,763
2014	201,445	10,495	211,940
2015	122,596	8,780	131,376
2016	63,586	7,346	70,932
2017	34,037	6,528	40,565
Thereafter	19,368	17,652	37,020

Total	644,379	66,217	710,596

The Group’s rental expenses under operating leases amounted to RMB367,603, RMB375,626 and RMB370,292 for the years ended December 31, 2010, 2011 and 2012, respectively.